SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details 5) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Balance, beginning of period	$ 20,631	$ 30,690	$ 36,299
Additions	20,826	32,106	39,895
Transfer to revenue	(13,987)	(42,166)	(45,504)
Balance, end of period	$ 27,470	$ 20,631	$ 30,690